THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC SHORT-TERM INCOME FUND

                       SUPPLEMENT DATED FEBRUARY 26, 2009
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE SECTION TITLED "WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?" ON PAGE 6 IS REMOVED AND REPLACED WITH THE FOLLOWING:

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest the remainder of its assets in investment-grade debt securities. The Fund may also utilize options that provide exposure to the credit risk associated with debt securities. The Fund expects its dollar weighted average maturity to be two years and to invest in debt securities with weighted average maturities of three years or less.

The Adviser seeks to construct the Fund to be similar to its benchmark, the Merrill Lynch 1-3 Year U.S. Corporate/Government Index, with respect to duration, maturity and quality. In addition, the Adviser tries to add value over the benchmark by using a disciplined quantitative, computer-driven approach to forecast short-term interest rates and shifts in the yield curve of U.S. Treasury securities.

A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the issuer must repay the amount it borrowed (principal) from investors).

An investment grade debt security is one that a nationally recognized statistical rating agency, such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top four rating categories at the time of purchase. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment grade. The Adviser may retain securities that are downgraded if it believes that keeping those securities is warranted.

The Fund intends to use options to gain exposure to the credit risk associated with corporate bonds. For example, the Adviser believes that corporate bond exposure can be replicated by owning a risk-free Treasury bond and selling a put option (a "short put"). This combination of holding a Treasury bond and selling a put is called a synthetic corporate bond. If a short put is written on an index, the synthetic corporate bond position represents a portfolio of corporate bonds with effective corporate bond exposure to each member of the underlying index. In an index short put, the strike price of the put option relative to the current underlying index level reflects the effective credit risk of the position. For example, a put option with a strike price that is significantly below the current index level represents less credit risk than a put option with a strike price that is near the current index level. The Adviser seeks to enter into synthetic corporate bond positions that have an effective credit risk of a corporate bond that is rated investment grade.

The Fund may also use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o To protect the value of its investments against changes resulting from market conditions;

     o        To reduce transaction costs;

     o        To manage cash flows; or

     o        To enhance returns.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 22:

     A team of investment professionals at the Adviser is jointly and primarily responsible for the day-to-day management of the Fund. The following Portfolio Managers comprise the investment team.

     Mr. Dennis Bein, Chief Investment Officer and Portfolio Manager generally oversees all aspects of the day-to-day management of the Fund. Mr. Bein also has primary responsibility for the oversight of the Adviser's equity-based investment strategies. Mr. Bein joined the Adviser in 1995 and has over 18 years of investment experience. Mr. Bein has a B.A. from the University of California, Riverside and an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside.

     Mr. Greg McMurran, Chief Investment Officer and Portfolio Manager, co-manages the Fund and generally oversees all aspects of the day-to-day management of the Fund. Mr. McMurran also has primary responsibility for the oversight of the Adviser's derivatives-based investment strategies. Mr. McMurran joined the Adviser in 1976 and has over 32 years of investment experience. Mr. McMurran has a B.S. from the University of California, Irvine and an M.A. in Economics at California State University, Fullerton.

     Dr. Harindra de Silva, President and Portfolio Manager, co-manages the Fund and heads the firm's research efforts on behalf of the Fund. Dr. de Silva joined the Adviser in 1995 and has over 22 years of investment experience. Dr. de Silva has a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an M.B.A. and an M.S. from the University of Rochester and a Ph.D. in Finance from the University of California, Irvine.

     Mr. Ram Willner, Portfolio Manager, co-manages the Fund and is responsible for the ongoing research and development of fixed income and currency-based strategies as well as the day-to-day portfolio management and trading of such accounts. Mr. Willner joined the Adviser in 2008 and has over 21 years of investment experience. Prior to 2008, Mr. Willner led global analytics at PIMCO and Banc of America Capital Management and served as a domestic and international fixed income portfolio manager at Banc of America Capital Management, Morgan Stanley Asset Management and Global Fixed Income Partners. Mr. Willner has a B.A. in Mathematics from Brandeis University, an M.B.A. from Carnegie-Mellon University and a D.B.A. (Doctorate of Business Administration) from Harvard University.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 ANA-SK-008-0100

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC SHORT-TERM INCOME FUND

                       SUPPLEMENT DATED FEBRUARY 26, 2009
                                     TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING CHART REPLACES THE CHART UNDER THE HEADING "FUND SHARES OWNED BY PORTFOLIO MANAGERS" ON PAGE 33:

---------------------------------- ---------------------------------------------------------------------------------
Name                                                         Dollar Range of Fund Shares*
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Dennis Bein                                                       $50,001 - $100,000
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Greg McMurran                                                   $500,001 - $1,000,000
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Harindra de Silva                                                 $50,001 - $100,000
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Ram Willner **                                                            $0
---------------------------------- ---------------------------------------------------------------------------------
* Valuation date is December 31, 2007. ** Valuation date is December 31, 2008.

THE FOLLOWING REPLACES THE INFORMATION AND THE CHART UNDER THE HEADING "OTHER ACCOUNTS" ON PAGE 34 OF THE STATEMENT OF ADDITIONAL INFORMATION:

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as set forth in the following table. The numbers in parentheses indicate the number and value of accounts, within the total accounts that are subject to a performance-based advisory fee. The information below is provided as of December 31, 2007 *.

----------------- --------------------------- ----------------------------------------- ------------------------------------
                    Registered Investment         Other Pooled Investment Vehicles                Other Accounts
                          Companies
----------------- --------------------------- ----------------------------------------- ------------------------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
                   Number of    Total Assets    Number of          Total Assets          Number of        Total Assets
                    Accounts     (millions)     Accounts            (millions)            Accounts         (millions)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Dennis Bein            15         $4,549.8         24                $2,429.3                34             $3,912.3
                      (0)           ($0)          (15)              ($1,616.2)              (13)           ($1,261.3)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Greg McMurran          7          $1,744.3          3                 $225.2                 5              $1,086.1
                      (0)           ($0)           (2)               ($125.7)               (1)             ($800.0)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Harindra de            15         $4,628.0         24                $2,287.7                33             $4,762.2
Silva                 (0)           ($0)          (16)              ($1,469.4)              (14)           ($2,061.3)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Ram Willner *          0             $0             0                   $0                   1                $13.6
                      (0)           (0)            (0)                  (0)                 (0)                (0)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
( ) Represents the assets of the accounts within the total number of accounts that are subject to a performance * The information provided for Mr. Willner is as of December 31, 2008.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 ANA-SK-009-0100